SCHEDULE OF RECONCILIATION OF CASH, CASH EQUIVALENTS AND RESTRICTED CASH (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
Cash and Cash Equivalents	$ 23,376	$ 14,707
Restricted Cash	24,089	12,948
Total cash, cash equivalents, and restricted cash, ending balance	$ 47,465	$ 27,655